Note 8 - Disclosure of Financial Instruments and Risk Management - Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Financial liabilities	€ 4,649	€ 6,353	[1]
Current financial liabilities	30,225	472	[1]
Financial assets measured at amortized cost (AC)	31,649	139,263
Financial liabilities measured at amortized cost (FLAC)	41,596	11,616
Financial liabilities measured at fair value through profit or loss (FVTPL)	5,575	0
Security deposits [member]
Statement Line Items [Line Items]
Noncurrent financial assets	156	91
Security deposits [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
financial assets, fair value	131	89
Other financial assets [member]
Statement Line Items [Line Items]
Noncurrent financial assets	2
PayPal reserve [member]
Statement Line Items [Line Items]
Current financial assets	395	6,000
Receivables from crowdfunding and deposits [member]
Statement Line Items [Line Items]
Current financial assets	162	169
Debtor creditors [member]
Statement Line Items [Line Items]
Current financial assets	463	26
Trade receivables [member]
Statement Line Items [Line Items]
Current financial assets	24	20
Trade receivable, affiliated company [member]
Statement Line Items [Line Items]
Current financial assets	0	11
Other [member]
Statement Line Items [Line Items]
Current financial assets	90	7
Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Current financial assets	30,357	132,939
Loan and participation rights, noncurrent [member]
Statement Line Items [Line Items]
Financial liabilities, fair value		3,718
Loan and participation rights, noncurrent [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value		3,466
Loans 1 [member]
Statement Line Items [Line Items]
Financial liabilities	2,459
Current financial liabilities	1,334
Loans 1 [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	2,265
Lease liabilities, current [member]
Statement Line Items [Line Items]
Financial liabilities	2,190
Financial liabilities, fair value		2,635
Loan and participation rights, current [member]
Statement Line Items [Line Items]
Current financial liabilities		31
Lease liabilities, noncurrent [member]
Statement Line Items [Line Items]
Current financial liabilities	443	441
Convertible debentures (host contract) [member]
Statement Line Items [Line Items]
Current financial liabilities	26,146
Convertible debentures (host contract) [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	26,735
Trade payables [member]
Statement Line Items [Line Items]
Current financial liabilities	5,842	6,866
Convertible debentures (embedded derivatives) [member]
Statement Line Items [Line Items]
Current financial liabilities	5,575
Convertible debentures (embedded derivatives) [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	5,575
Other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	5,815	€ 1,001
Convertible debentures, deferred day-one losses [member]
Statement Line Items [Line Items]
Current financial liabilities	(3,273)
Contract liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities	€ 42

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.